Share-based payment arrangements	12 Months Ended
Dec. 31, 2023
Texts Block [Abstract]
Share-based Payment Arrangements
19.
Share-based payment arrangements
i)
Description of the share-based payment arrangements

As at December 31, 2023, the Company has in place an equity-settled share-based payment arrangement, the 2021 Equity Incentive Plan (the “2021 GHL Plan”), under which Company may:

1.
issue restricted share units/awards (‘RSUs’); or
2.
grant options to purchase its ordinary shares (‘Share Options’); or
3.
issued restricted ordinary shares

to selected employees, officers, directors and consultants of the Group and non-employee directors of the Company.

The RSUs and Share Options granted generally vest 25% on each anniversary of the grant, over a four year-period. The maximum term of Share Options granted under the 2021 GHL Plan does not exceed ten years from the date of grant. The RSUs and Share Options granted to employees do not have the rights of the ordinary shares until the RSUs and Share Options are vested, exercised and recorded into the register of shareholders of the Company.

The 2021 GHL Plan was established in 2021 on consummation of the Reverse Recapitalization as a replacement for equity-settled share-based payment arrangements - the 2015 Equity Incentive Plan (the ‘GHI 2015 Plan’), and the 2018 Equity Incentive Plan (the ‘GHI 2018 Plan’) which served as the successor to the 2015 Plan. All restricted share units/awards, options and restricted shares outstanding under the 2015 GHI Plan and 2018 GHI Plan at the time of consummation of the Reverse Recapitalization were replaced by Share Options, RSUs and restricted shares with respect to GHL Class A ordinary shares or, when applicable, GHL Class B ordinary shares under the 2021 GHL Plan, based on an exchange ratio of the right to receive 1.3032888 GHL ordinary share for each GHI ordinary share.

During 2022, the Company established the 2021 Equity Stock Purchase Plan ("ESPP") which allows eligible employees to contribute, through payroll deductions, up to 15% of their eligible compensation to purchase the Company’s Class A Ordinary Shares at a 15% discount of the lower of either (i) the closing trading price of the first day of an offering period or (ii) the closing trading price of the purchase date.

In addition to the above arrangements, certain subsidiaries of the Group have also set up certain equity settled share-based payment arrangements for the issuance of restricted share units/awards and share options which generally vest 25% on each anniversary of the grant, over a four year-period. The share-based payment expense in relation to these arrangements are not material to the Group.

a)
Reconciliation of outstanding RSUs

The number of unvested RSUs issued under the 2021 GHL Plan were as follows:

Number of unvested restricted share units
2021 GHL Plan	’000
Reverse Recapitalization replacement issuance under the 2021 GHL Plan (see table below for restricted share units granted under the GHI 2018 Plan and GHI 2015 Plan)	66,457
Vested	(330)
Canceled and forfeited	(1,481)
As of December 31, 2021	64,646
Granted	109,016
Vested	(24,343)
Canceled and forfeited	(17,554)
As of December 31, 2022	131,765
Granted	93,731
Vested	(58,348)
Canceled and forfeited	(34,716)
As of December 31, 2023	132,432

As at December 31, 2023 and 2022 certain RSUs had vested but were not yet registered as ordinary shares.

The number of unvested RSUs issued under the GHI 2018 Plan and GHI 2015 Plan and as replaced by the 2021 GHL Plan were as follows:

Number of unvested restricted share units *
GHI 2018 Plan and GHI 2015 Plan	’000
As of January 1, 2021	36,546
Granted	47,895
Vested	(11,783)
Canceled and forfeited	(6,201)
Effect of replacement of GHI 2018 Plan and GHI 2015 Plan with 2021 GHL Plan as a part of the Reverse Recapitalization	(66,457)
As of December 31, 2021	—

* The number of RSUs reflect the exchange ratio to receive 1.3032888 GHL Ordinary Shares for each GHI Share.

b)
Reconciliation of outstanding Share Options

The number and weighted-average exercise prices of Share Options granted under the 2021 GHL Plan since its establishment as a replacement of the GHI 2018 Plan and GHI 2015 Plan were as follows:

	Number of Share Options *	Weighted average exercise price per share	Weighted-average remaining contractual life
	’000	$	(in years)
Reverse Recapitalization replacement issuance under the 2021 GHL Plan (see table below on option granted under GHI 2018 Plan and GHI 2015 Plan)	53,307	1.97	7.41
Exercised	(188)	0.81
Canceled and forfeited	(23)	1.73
As of December 31, 2021	53,096	1.98	7.81
Issued for acquisition of non-controlling interests	17,910	2.26
Exercised	(12,846)	1.31
Canceled and forfeited	(3,223)	2.15
As of December 31, 2022	54,937	2.22	7.22
Exercised	(2,446)	1.55
Canceled and forfeited	(3,899)	3.29
As of December 31, 2023	48,592	2.17	5.74

	Number of Share Options *	Weighted average exercise price per share
Exercisable as at 31 December	’000	$
2022	32,021	2.10
2023	44,047	2.19

The Share Options outstanding as at December 31, 2023 had an exercise price in the range of $0.28 to $4.03 (2022: $0.28 to $4.03). As at December 31, 2023 and December 31, 2022, certain share options exercised had not yet been registered as ordinary shares.

The number and weighted-average exercise prices of Share Options under the GHI 2018 Plan and GHI 2015 Plan and as replaced by the 2021 GHL Plan were as follows:

	Number of Share Options *	Weighted average exercise price per share *	Weighted-average remaining contractual life
	’000	$	(in years)
As of January 1, 2021	114,243	1.17	7.54
Granted	2,848	1.29
Exercised	(62,220)	0.81
Canceled and forfeited	(1,564)	1.04
Effect of replacement of GHI 2018 Plan and GHI 2015 Plan with 2021 GHL Plan as a part of Reverse Recapitalization	(53,307)	1.97
As of December 31, 2021	—	—	—

* The number and exercise price of share options reflect the exchange ratio to receive 1.3032888 GHL Ordinary Shares for each GHI Share.

c)
Restricted ordinary shares

During 2021, GHI issued 24,900 thousand restricted ordinary shares to certain employees where the vesting of these ordinary shares was dependent on the satisfaction of a combination of service and performance conditions. The performance conditions have been satisfied upon the listing of the Group on NASDAQ. The weighted average fair value of the GHI restricted ordinary shares granted was $10 based on the price per ordinary share which was the basis of the merger with the SPAC (see Note 1) as part of the Reverse Recapitalization (see Note 1). The Reverse Recapitalization has resulted in these restricted ordinary shares being converted to 32,452 thousand GHL Class B ordinary shares based on the exchange ratio of 1.3032888 GHL ordinary shares for each GHI ordinary share.

During 2022, there were no restricted ordinary shares granted, canceled or forfeited and 10,817 thousand restricted ordinary shares vested during the year.

During 2023, there were no restricted ordinary shares granted. There were 481 thousand restricted ordinary shares canceled or forfeited and 10,817 thousand restricted ordinary shares were vested during the year.

d)
2021 Equity Stock Purchase Plan

During 2023, 4,224 thousand shares (2022: 2,890 thousand shares) were purchased and issued at an average price of $2.89 (2022: $2.02) per share.

ii)
Share-based payment expenses

The following table summarizes total share-based payment expense by function for the years ended December 31, 2023 , December 31, 2022 and December 31, 2021:

	2023	2022	2021
(in $ millions)	$	$	$
Cost of revenue	48	60	42
Sales and marketing	12	14	11
Research and development	97	124	89
General and administrative	147	214	215
Total	304	412	357

iii)
Measurement of fair values
a)
RSUs

For 2023 and 2022, the fair value of RSUs granted was determined based on the closing price of the shares on the grant date. The weighted average fair value of RSUs granted during the year ended 2023 was $2.90 (2022: $3.16)

For 2021, a majority of the RSUs granted (under the GHI 2018 Plan and GHI 2015 Plan) were measured at $10 which is the price per ordinary share that was the basis of the Reverse Recapitalization (see Note 12). The weighted average fair value of RSUs granted during 2021 was $9.88. No GHL RSUs were granted after the date of consummation of Reverse Recapitalization.

b)
Share Options

The fair value of the Share Options has been measured using the Black-Scholes option-pricing model based on the value of ordinary shares. A summary of the measurement of the fair values and inputs at grant date is as follow:

2021
Fair value at grant date (weighted average)*	$8.95
Share price at grant date (weighted average)*	$9.97
Exercise price at grant date (weighted average)*	$1.29
Expected volatility (weighted average)	61.57%
Expected terms (years) (weighted average)	6.2
Expected dividend (weighted average)	0%
Risk-free interest rate (weighted average)	1.24%

* the fair value and exercise price of share options and the fair value of the share price at grant date reflect the exchange ratio to receive 1.3032888 GHL Ordinary Shares for each GHI Share.

Expected volatility has been based on the weighted-average historical share price volatility of comparable publicly traded companies. The expected term has been estimated based on the simplified method. The risk-free interest rate has been based on the US government bond yield curve in effect at the time of grant. With the exception of GHL share options issued for acquisition of NCI, no other GHL Share Options were granted after the date of consummation of Reverse Recapitalization.

c)
2021 Equity Stock Purchase Plan

The fair value of the 2021 Equity Stock Purchase Plan has been measured using the Black-Scholes option-pricing model.